Shareholders' Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock-based compensation expense	$ 19,358,000	$ 16,607,000	$ 13,402,000
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	33,000,000
Expected weighted-average recognition period for unrecognized compensation cost	2 years 9 months 18 days
Service-based restricted share units
Restricted Share Units
Outstanding at the beginning of the period (in shares)	496,000	538,000
Awarded (in shares)	134,000	345,000
Vested or Issued (in shares)	(238,000)	(376,000)
Cancelled (in shares)	(31,000)	(11,000)
Outstanding at the end of the period (in shares)	361,000	496,000	538,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 62.37	$ 29.06
Awarded (in dollars per share)	$ 48.57	$ 80.83
Vested (in dollars per share)	$ 51.36	$ 31.75
Cancelled (in dollars per share)	$ 64.34	$ 61.09
Outstanding at the end of the period (in dollars per share)	$ 65.87	$ 62.37	$ 29.06
Unrecognized compensation cost	21,900,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years
Total fair value vested	12,500,000	34,200,000	15,900,000
Awarded (in shares)	134,000	345,000
Service-based restricted share units | Non-employee directors
Restricted Share Units
Awarded (in shares)	36,000	36,000
Weighted-Average Grant Date Fair Value
Awarded (in shares)	36,000	36,000
Performance-based RSU
Restricted Share Units
Awarded (in shares)	112,000	0
Cancelled (in shares)	(44,000)
Outstanding at the end of the period (in shares)	68,000
Weighted-Average Grant Date Fair Value
Awarded (in dollars per share)	$ 50.83
Cancelled (in dollars per share)	$ 50.98
Outstanding at the end of the period (in dollars per share)	$ 50.73
Unrecognized compensation cost	0
Awarded (in shares)	112,000	0
2010 T. CN Plan
Stock Options
Percentage of ordinary shares of subsidiaries, granted	1.30%	1.10%	15.90%
Grant date fair value of options	3,600,000	1,000,000	4,200,000
Stock-based compensation amortization period	4 years	4 years	4 years
Stock-based compensation expense	$ 1,800,000	$ 1,000,000	$ 267,000